SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2017	December 31, 2016
150,000,000 common shares of $0.01 par value each (December 31, 2016: 150,000,000 shares of $0.01 par value each)	1,500	1,500
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2017	December 31, 2016
101,504,575 common shares of $0.01 par value each (December 31, 2016: 101,504,575 shares of $0.01 par value each)	1,015	1,015

The Company’s common shares are listed on the New York Stock Exchange.

In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the "Option Scheme"). The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid-in capital. In the six months ended June 30, 2017, additional paid-in capital was credited with $0.2 million relating to the fair value of options granted in March 2016.